Exhibit 99.1

Nissan Auto Receivables 2015-C

Servicer’s Certificate

Collection Period	31-Dec-17	30/360 Days	30	Collection Period Start	1-Dec-17
Distribution Date	16-Jan-18	Actual/360 Days	32	Collection Period End	31-Dec-17
				Prior Month Settlement Date	15-Dec-17
				Current Month Settlement Date	16-Jan-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,281,676,549.07	470,113,119.22	448,779,375.53	0.364858
Yield Supplement Overcollaterization		51,665,723.63	12,438,964.22	11,575,210.06
Total Adjusted Portfolio		1,230,010,825.44	457,674,155.00	437,204,165.47
Total Adjusted Securities		1,230,010,825.44	457,674,155.00	437,204,165.47	0.355447
Class A-1 Notes	0.40000%	260,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.87000%	360,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	1.82703%	100,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.37000%	354,000,000.00	301,663,329.56	281,193,340.03	0.794331
Class A-4 Notes	1.67000%	106,810,000.00	106,810,000.00	106,810,000.00	1.000000
Certificates	0.00000%	49,200,825.44	49,200,825.44	49,200,825.44	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	20,469,989.53	344,398.97	57.8248292	0.9728784
Class A-4 Notes	0.00	148,643.92	—	1.3916667
Certificates	0.00	0.00	—	—

Total Securities	20,469,989.53	493,042.89

I. COLLECTIONS
Interest:
Interest Collections	895,076.71
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	895,076.71
Principal:
Principal Collections	20,943,991.20
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	20,943,991.20
Recoveries of Defaulted Receivables	200,482.19
Servicer Advances	63,827.92

Total Collections	22,103,378.02

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance—Beginning of Period	39,845	457,674,155.00
Total Principal Payment		20,469,989.53

	39,206	437,204,165.47

Nissan Auto Receivables 2015-C Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	22,103,378.02
Reserve Account Draw	0.00
Total Available for Distribution	22,103,378.02

1. Reimbursement of Advance	49,212.19

2. Servicing Fee:
Servicing Fee Due	391,760.93
Servicing Fee Paid	391,760.93
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00

Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00

Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	344,398.97

Class A-3 Notes Monthly Interest Paid	344,398.97
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	148,643.92

Class A-4 Notes Monthly Interest Paid	148,643.92
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2015-C Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due	493,042.89
Total Note Monthly Interest Paid	493,042.89
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	21,169,362.01

4. Total Monthly Principal Paid on the Notes	20,469,989.53

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	20,469,989.53
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	699,372.48
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	699,372.48

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,075,027.06
Required Reserve Account Amount	3,075,027.06
Beginning Reserve Account Balance	3,075,027.06
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,075,027.06
Required Reserve Account Amount for Next Period	3,075,027.06

VI. POOL STATISTICS

Weighted Average Coupon	2.34%
Weighted Average Remaining Maturity	32.62

	Amount	Number
Principal on Defaulted Receivables	389,752.49	31
Principal Recoveries of Defaulted Receivables	200,482.19

Monthly Net Losses	189,270.30
Pool Balance at Beginning of Collection Period	470,113,119.22

Net Loss Ratio for Third Preceding Collection Period	-0.11%
Net Loss Ratio for Second Preceding Collection Period	0.81%
Net Loss Ratio for Preceding Collection Period	0.40%
Net Loss Ratio for Current Collection Period	0.48%
Four-Month Average Net Loss Ratio	0.40%

Cumulative Net Losses for all Periods	7,770,084.95

Nissan Auto Receivables 2015-C Servicer’s Certificate

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	4,062,994.04	276	0.91%
61-90 Days Delinquent	955,712.86	70	0.21%
91-120 Days Delinquent	202,734.69	16	0.05%
More than 120 Days	16,113.29	3	0.00%

Total 31+ Days Delinquent Receivables:	5,237,554.88	365	1.17%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.26%	0.20%
Delinquency Ratio for Second Preceding Collection Period	0.19%	0.16%
Delinquency Ratio for Preceding Collection Period	0.24%	0.21%
Delinquency Ratio for Current Collection Period	0.26%	0.23%
Four-Month Average Delinquency Ratio	0.24%	0.20%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.
NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?
NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?
NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?
NO

5. Has there been an issuance of notes or other securities backed by the Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO